Overview and Summary of Significant Accounting Policies (Accounting for Taxes Collected from Customers and Remitted to Governmental Authorities) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
THE DAYTON POWER AND LIGHT COMPANY [Member]
Excise Taxes Collected	$ 13.0	$ 13.8	$ 37.3	$ 39.2	$ 51.7	$ 49.4	$ 50.9